Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	2,799,424	3,265,475	469,057
Allowance for doubtful accounts	(3,589)	(33,989)	(4,883)

Total	2,795,835	3,231,486	464,174

As of December 31, 2018 and 2019, all accounts receivable were due from third party customers.
An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2018	2019
	RMB	RMB	US$
Beginning balance	1,408	3,589	516
Additions charged to bad debt expense	3,789	37,141	5,335
Reversal	(1,574)	(465)	(67)
Write off	(34)	(6,276)	(901)

Ending balance	3,589	33,989	4,883

The Group recognized additions to allowance for doubtful accounts amounting to RMB1,110, RMB2,215 and RMB36,676 (US$5,268) within general and administrative expenses, for the years ended December 31, 2017, 2018 and 2019, respectively.